Segment and Geographical Data	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Segment and Geographical Data
19.	Segment Data

Selected information by business segment was as follows:

	Three Months Ended
	December 27, 2013	December 28, 2012
Net sales:
Specialty Pharmaceuticals	$309.5	$260.2
Global Medical Imaging	218.6	229.7

Net sales of operating segments(1)	528.1	489.9
Other(2)	12.1	14.1

Net sales	$540.2	$504.0

Operating income:
Specialty Pharmaceuticals	$113.0	$35.0
Global Medical Imaging	4.4	49.1

Segment operating income	117.4	84.1
Unallocated amounts:
Corporate and allocated expenses(3)	(25.2)	(25.4)
Intangible asset amortization	(8.8)	(8.9)
Restructuring and related charges, net(4)	(8.1)	(1.0)
Separation costs	(2.2)	(12.0)

Operating income	$73.1	$36.8

(1)	Amounts represent sales to external customers.
(2)	Represents products that were sold to Covidien, our former parent company, which is discussed in Note 14.
(3)	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company’s operating segments.
(4)	Includes restructuring-related accelerated depreciation of $0.1 million and $0.8 million for the three months ended December 27, 2013 and December 28, 2012, respectively.

21.	Segment and Geographical Data

The Company is engaged in the development, manufacture and distribution of pharmaceuticals and diagnostic imaging agents. The Company manages and operates its business through the following two segments:

•	Specialty Pharmaceuticals produces and markets branded and generic pharmaceuticals and API, comprised of medicinal opioids, synthetic controlled substances, acetaminophen and other active ingredients; and

•	Global Medical Imaging develops, manufactures and markets CMDS and radiopharmaceuticals (nuclear medicine).

Management measures and evaluates the Company’s operating segments based on segment net sales and operating income. Management excludes corporate expenses from segment operating income. In addition, certain amounts that management considers to be non-recurring or non-operational are excluded from segment operating income because management evaluates the operating results of the segments excluding such items. These items include revenues and expenses associated with sales of products to Covidien, intangible asset amortization, net restructuring and related charges, and separation costs. Although these amounts are excluded from segment operating income, as applicable, they are included in reported consolidated and combined operating income and in the reconciliations presented below. Selected information by business segment is as follows:

	Fiscal Year
	2013	2012	2011
Net sales:
Specialty Pharmaceuticals	$1,217.6	$1,005.2	$909.4
Global Medical Imaging	935.7	996.8	1,060.0

Net sales of operating segments (1)	2,153.3	2,002.0	1,969.4
Other (2)	51.2	54.2	52.4

Net sales	$2,204.5	$2,056.2	$2,021.8

Operating income:
Specialty Pharmaceuticals	$311.7	$162.8	$121.5
Global Medical Imaging	112.3	214.3	232.4

Segment operating income	424.0	377.1	353.9
Unallocated amounts:
Corporate and allocated expenses (3)	(133.8)	(69.9)	(73.3)
Intangible asset amortization	(35.4)	(27.3)	(27.0)
Restructuring and related charges, net (4)	(35.8)	(19.2)	(10.0)
Separation costs	(74.2)	(25.5)	(2.9)

Operating income	$144.8	$235.2	$240.7

Total assets:
Specialty Pharmaceuticals	$1,666.6	$1,571.6
Global Medical Imaging	1,158.6	1,085.7
Corporate (5)	731.4	241.6

Total assets	$3,556.6	$2,898.9

Depreciation and amortization (6):
Specialty Pharmaceuticals	$97.6	$88.7	$77.5
Global Medical Imaging	42.0	42.2	42.3

Depreciation and amortization	$139.6	$130.9	$119.8

(1)	Amounts represent sales to external customers. There were no intersegment sales.
(2)	Represents products that were sold to Covidien, which is discussed in Note 16.
(3)	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company’s operating segments.
(4)	Includes restructuring-related accelerated depreciation of $2.6 million, $8.0 million and $1.6 million for fiscal 2013, 2012 and 2011, respectively.
(5)	Consists of assets used in managing the Company’s total business and not allocated to any one segment.
(6)	Depreciation for certain shared facilities is allocated based on occupancy percentage.

Net sales by business within the Company’s segments are as follows:

	Fiscal Year
	2013	2012	2011
Generics and API	$1,011.2	$848.8	$824.7
Brands	206.4	156.4	84.7

Specialty Pharmaceuticals	1,217.6	1,005.2	909.4

Contrast Media and Delivery Systems	498.1	542.0	595.5
Nuclear Imaging	437.6	454.8	464.5

Global Medical Imaging	935.7	996.8	1,060.0

Net sales of operating segments	2,153.3	2,002.0	1,969.4
Other (1)	51.2	54.2	52.4

Net sales	$2,204.5	$2,056.2	$2,021.8

(1)	Represents products that were sold to Covidien, which is discussed in Note 16.

Selected information by geographic area is as follows:

	Fiscal Year
	2013	2012	2011
Net sales (1):
U.S.	$1,518.7	$1,350.2	$1,293.8
Europe, Middle East and Africa	404.3	411.0	419.7
Other	281.5	295.0	308.3

	$2,204.5	$2,056.2	$2,021.8

Long-lived assets (2):
U.S.	$893.3	$847.7	$802.0
Europe, Middle East and Africa (3)	81.0	72.2	81.3
Other	51.8	52.1	48.1

	$1,026.1	$972.0	$931.4

(1)	Net sales are attributed to regions based on the location of the entity that records the transaction, none of which relate to the country of Ireland.
(2)	Long-lived assets are primarily composed of property, plant and equipment.
(3)	Includes long-lived assets located in Ireland of $48.7 million, $45.5 million and $48.9 million at the end of fiscal 2013, 2012 and 2011, respectively.